Note 3 - Revenue	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

Note 3 - Revenue

The Company disaggregates its net revenue from continuing operations by significant product portfolio, which includes the ADHD Portfolio, comprised of Adzenys and Cotempla; and the Pediatric Portfolio, comprised of Karbinal, Poly-Vi-Flor and Tri-Vi-Flor.

Revenues by Product Portfolio

Net revenue disaggregated by significant product portfolios for the years ended June 30, 2024, and 2023, were as follows:

	Year Ended
	June 30,
	2024	2023
	(in thousands)
ADHD Portfolio	$57,784	$46,855
Pediatric Portfolio	7,280	25,377
Other	119	1,567
Total net revenue	$65,183	$73,799

Other includes net revenue from various discontinued or deprioritized products. The Consumer Health business was divested in the first quarter of fiscal 2025 and is reported within discontinued operations (see Note 20 – Discontinued Operations).

Revenues by Geographic Location

The Company’s net revenue is predominately within the United States, with insignificant international sales.